Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE GAMCO WESTWOOD FUNDS (the “Trust”)

GAMCO Westwood Mighty Mites(SM) Fund

GAMCO Westwood SmallCap Equity Fund

GAMCO Westwood Income Fund

GAMCO Westwood Equity Fund

GAMCO Westwood Balanced Fund

GAMCO Westwood Intermediate Bond Fund

(the “Funds”)

Supplement dated September 25, 2012, to the Trust’s Summary Prospectuses, Prospectuses, and

Statement of Additional Information, each dated January 27, 2012.

Effective October 1, 2012, The GAMCO Westwood Funds has been renamed The TETON Westwood Funds, and each of the Trust’s series, GAMCO Westwood Equity Fund, GAMCO Westwood Balanced Fund, GAMCO Westwood SmallCap Equity Fund, GAMCO Westwood Mighty MitesSM Fund, GAMCO Westwood Income Fund, and GAMCO Westwood Intermediate Bond Fund, have been renamed TETON Westwood Equity Fund, TETON Westwood Balanced Fund, TETON Westwood SmallCap Equity Fund, TETON Westwood Mighty MitesSM Fund, TETON Westwood Income Fund, and TETON Westwood Intermediate Bond Fund, respectively.

All references in the Summary Prospectuses, Prospectuses, and Statement of Additional Information are changed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.